Offerings	Sep. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	34,722,837
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 763,902,414.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 116,953.46
Offering Note	1a. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. 1b. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase. 1c. On September 12, 2025, the Registrant paid a registration fee of $15,310.00 in connection with the initial filing of the Registration Statement. In accordance with the Instruction, the Registrant is permitted to recalculate the total filing fee due for the Registration Statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with the Registration Statement. The offset claimed is listed under "Total Fees Previously Paid."
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	4,545,454
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 15,310.00
Offering Note	2a. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).